Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (2,209,585)	$ (11,778,084)	$ (21,029,214)	$ (13,876,927)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	48	620	700	4,451
Interest expense				105,669
Amortization of prepaid expenses - related party		39,093	67,986
Debt discount amortization	1,392,103	415,653	2,098,665	623,101
Debt issuance costs amortization	153,680	147,151	300,831	661,617
Stock-based compensation	1,038,239	1,939,157	3,460,078	3,700,431
Options issued to consultants	(2,444,369)	2,874,147	6,085,950
Warrants issued to consultants		100,930		497,003
Interest expense deducted from loan proceeds		1,889	1,889
Loss on disposal of assets		(4,862)	(4,862)
Shares issued for services			100,930	2,825,943
Shares to be issued for research & development services				1,823,077
Shares issued for Sygnal license		1,435,000	1,435,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(4,658)	(29,203)	29,475	3,519
Deferred issuance costs	(35,000)			(185,000)
Other receivables - related party				75,000
Accounts payable and accrued expenses	172,181	294,890	73,336	194,463
Deferred compensation	100,000		41,667
Net cash (used in) operating activities	(1,837,361)	(4,553,895)	(7,327,845)	(3,545,783)
Investing activities
Purchase of property and equipment				(504)
Net cash (used in) investing activities				(504)
Financing activities
Proceeds from the exercise of warrants		1,250,000	1,250,000
Proceeds from the issuance of common stock		2,500,000	2,500,000
Proceeds from issuance of notes payable	2,000,000	1,883,111	3,083,111	2,000,000
Net cash provided by financing activities	2,000,000	5,633,111	6,833,111	2,000,000
Net (decrease) in cash	162,639	1,079,216	(494,734)	(1,546,287)
Cash, beginning of year	620,375	1,115,109	1,115,109	2,661,396
Cash, end of year	783,014	2,194,325	620,375	1,115,109
Supplemental non-cash information
Accounts payable paid through issuance of Common Shares			24,000
Shares issued in lieu of cash bonuses			135,265
Legal expenses paid through relief of related party receivable				75,000
Related Party Debt and accrued interest converted into Common Shares				3,852,771
Interest paid	436,192	360,306	751,306	544,708
Taxes paid	$ 1,600	$ 1,600	$ 2,243	$ 8,840